Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Schedule of financial assets

	December 31,		December 31,
	2021		2020
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	—	Ps.	206
Interest rate cap		28,771		326
Total derivative financial assets	Ps.	28,771	Ps.	532

Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	206
Non-current	Ps.	28,771	Ps.	326

Schedule of short-term and long-term debt

		December 31,		December 31,
		2021		2020
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on October 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,535,649	Ps.	3,650,612

II.	In June 2019 the Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE 28 days plus 175 basis points.		1,250,000		1,500,000

III.	In October 2021 the Company issued in the Mexico market a second tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on October 20th, 2026 bearing annual interest rate at TIIE 28 days plus 200 basis points.		1,500,000		—

IV.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a spread of 300 basis points.		—		200,000

V.	Amortized transaction costs		(31,408)		(15,542)

VI.	Accrued interest and other financial cost		22,439		19,563
			6,276,680		5,354,633
	Less: Short-term maturities		4,052,859		1,558,884
	Long-term	Ps.	2,223,821	Ps.	3,795,749

TIIE: Mexican interbank rate

Summary of scheduled principal payments of financial debt and accrued interest

			January 2023-		January 2024-
	Within one		December		December		January 2025
	year		2023		2024		onwards		Total
Santander/Bancomext	Ps.	3,552,091	Ps.	—	Ps.	—	Ps.	—	3,552,091
CEBUR program		505,997		583,333		750,000		916,667	2,755,997
Total	Ps.	4,058,088	Ps.	583,333	Ps.	750,000	Ps.	916,667	6,308,088

Schedule of changes in liabilities from financing activities

									Current vs non-
	January 1,		Net cash		Accrued*		Foreign exchange		current				December 31,
	2021		Flows		Interest		movement		reclassification		Other		2021
Current interest-bearing loans and borrowings	Ps.	1,558,884	Ps.	(1,223,402)	Ps.	2,876	Ps.	76,942	Ps.	3,637,559	Ps.	—	Ps.	4,052,859
Non-current interest -bearing loans and borrowings		3,795,749		2,023,240		—		35,171		(3,637,559)		7,220		2,223,821
Total liabilities from financing activities	Ps.	5,354,633	Ps.	799,838	Ps.	2,876	Ps.	112,113	Ps.	—	Ps.	7,220	Ps.	6,276,680

							Foreign		Current vs non-
	January 1,		Net cash		Accrued*		exchange		current				December 31,
	2020		Flows		Interest		movement		reclassification		Other		2020
Current interest-bearing loans and borrowings	Ps.	2,086,017	Ps.	(1,231,695)	Ps.	(10,498)	Ps.	(32,491)	Ps.	747,551	Ps.	-	Ps.	1,558,884
Non-current interest -bearing loans and borrowings		2,889,952		1,374,678		—		231,612		(747,551)		47,058		3,795,749
Total liabilities from financing activities	Ps.	4,975,969	Ps.	142,983	Ps.	(10,498)	Ps.	199,121	Ps.	—	Ps.	47,058	Ps.	5,354,633

* This balance is net of interest provisions and interest effectively paid as of December 31, 2021 and 2020, respectively.

Schedule of other financial liabilities

At December 31, 2021 and 2020, the derivative financial instruments designated as CFH from the Company are summarized in the following table:

	2021		2020
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero-Cost Collar options	Ps.	—	Ps.	9,657
Total derivative financial liabilities	Ps.	—	Ps.	9,657
Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	9,657
Non-current	Ps.	—	Ps.	—